Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Reconciliation of unrecognised tax benefits and interest and penalties
Unrecognized tax benefits, Beginning balance	$ 185.5	$ 7.7	$ 12.3
Unrecognized tax benefits, Additions for tax positions of the current year	0.2	0.1	1.2
Unrecognized tax benefits, Additions (deletions) for tax positions of prior year		153.3	4.4
Unrecognized tax benefits, Settlements paid during the current period	(184.4)
Unrecognized tax benefits, Other reductions for the tax positions of prior periods	(5.2)	(0.4)	(10.2)
Unrecognized tax benefits, Foreign currency translation adjustment	6.5	24.8
Unrecognized tax benefits, Ending Balance	2.6	185.5	7.7
Interest and penalties, Beginning balance	196.3	(26.9)	(16.0)
Interest and penalties, Additions for tax positions of the current year
Interest and penalties, Additions (deletions) for tax positions of prior year	6.1	195.8	(4.1)
Interest and penalties, Settlements paid during the current period	(208.9)
Interest and penalties, Other reductions for the tax positions of prior periods		(0.2)	(0.6)
Interest and penalties, Foreign currency translation adjustment	7.4	27.6	(6.2)
Interest and penalties, Ending balance	$ 0.9	$ 196.3	$ (26.9)